Cover	Jun. 24, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2020
Entity File Number	001-35169
Entity Registrant Name	RLJ LODGING TRUST
Entity Central Index Key	0001511337
Entity Tax Identification Number	27-4706509
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3 Bethesda Metro Center
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	280-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of beneficial interest, par value $0.01 per share
Trading Symbol	RLJ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable